Shareholder Report, Holdings (Details) - C000030210 [Member]	Nov. 30, 2025 [1]
Mexico Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Nigeria Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
New Zealand Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Egypt Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Australia Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Canada Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
United Kingdom Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Japan Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Euro Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
United States Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.80%
TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	5.50%

[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.